Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk	Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2024	2023
Off-balance sheet item:
Loan commitments(1)	$2,500	$2,061

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral	The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2024			2023
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$1,971	$(1,043)	$(787)	$141	$2,183	$(738)	$(1,316)	$129
Reverse repurchase agreements (Note 8)	33	(33)	—	—	28	(28)	—	—
Total financial assets	$2,004	$(1,076)	$(787)	$141	$2,211	$(766)	$(1,316)	$129
Financial liabilities:
Derivative liabilities (Note 6.A.v)	$(2,077)	$1,043	$936	$(98)	$(1,311)	$738	$489	$(84)
Repurchase agreements (Note 5.F.ii)	(2,840)	33	2,807	—	(2,705)	28	2,677	—
Cash collateral on securities lent (Note 5.F.iii)	(194)	—	184	(10)	(187)	—	176	(11)
Obligations for securities borrowing	(239)	—	239	—	(223)	—	223	—
Total financial liabilities	$(5,350)	$1,076	$4,166	$(108)	$(4,426)	$766	$3,565	$(95)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2) Financial collateral presented in the table above excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral at fair value, including initial margin and overcollateralization, received on derivative assets was $895 (December 31, 2023 — $1,443), received on reverse repurchase agreements was $33 (December 31, 2023 — $28), pledged on derivative liabilities was $2,126 (December 31, 2023 — $1,472), and pledged on repurchase agreements was $2,840 (December 31, 2023 — $2,705).
Disclosure of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2024		December 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,873	$13,873	$13,173	$13,173
Debt securities – FVTPL(1)	68,106	68,106	61,180	61,180
Debt securities – FVOCI	13,849	13,849	14,313	14,313
Equity securities – FVTPL	9,900	9,900	7,070	7,070
Equity securities – FVOCI	74	74	68	68
Mortgages and loans – FVTPL(2)	53,233	53,233	50,552	50,552
Mortgages and loans – FVOCI	2,525	2,525	1,948	1,948
Mortgages and loans – Amortized cost(3)	1,861	1,814	2,100	2,006
Derivative assets – FVTPL	1,971	1,971	2,183	2,183
Other financial invested assets (excluding CLOs) – FVTPL(4)	7,950	7,950	6,883	6,883
Other financial invested assets (CLOs) – FVTPL(7)	5,356	5,356	3,478	3,478
Total(5)	$178,698	$178,651	$162,948	$162,854
Financial liabilities
Investment contract liabilities – Amortized cost	$11,678	$11,678	$11,672	$11,672
Obligations for securities borrowing – FVTPL	239	239	223	223
Derivative liabilities – FVTPL	2,077	2,077	1,311	1,311
Other financial liabilities – Amortized cost(6)	2,265	2,214	2,449	2,348
Other financial liabilities (CLOs) – FVTPL(7)	5,028	5,028	3,247	3,247
Total(8)	$21,287	$21,236	$18,902	$18,801

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2024, $1,787 and $27 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2023 — $1,994 and $12, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $189,817 (December 31, 2023 — $174,328) includes Total financial assets in this table, Investment properties of $9,290 (December 31, 2023 — $9,723), and Other non-financial invested assets of $1,829 (December 31, 2023 — $1,657). Other non-financial invested assets consist of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the years ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity Securities at FVOCI	Mortgages and loans at FVTPL	Mortgages and loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2024
Beginning balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Included in net income(1)(2)(3)	2	—	20	—	33	—	251	(455)	(149)	(8)	(157)
Included in OCI(2)	—	5	—	—	—	—	—	—	5	—	5
Purchases / Issuances	436	335	77	—	240	22	825	146	2,081	173	2,254
Sales / Payments	(48)	(47)	(1)	—	(133)	—	(389)	(255)	(873)	(62)	(935)
Settlements	(37)	(50)	—	—	(21)	—	—	—	(108)	(1)	(109)
Transfers into Level 3(4)	117	62	—	—	439	6	—	—	624	—	624
Transfers (out) of Level 3(4)	(367)	(341)	—	—	(320)	(15)	(15)	—	(1,058)	—	(1,058)
Foreign currency translation(5)	12	—	2	6	6	—	134	131	291	16	307
Ending balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$(6)	$—	$19	$—	$30	$—	$247	$(369)	$(79)	$—	$(79)
December 31, 2023
Beginning balance	$394	$52	$101	$70	$2,054	$16	$5,555	$10,102	$18,344	$631	$18,975
Included in net income(1)(2)(3)	9	—	13	—	119	(8)	(169)	(520)	(556)	(15)	(571)
Included in OCI(2)	—	3	—	—	—	1	—	—	4	—	4
Purchases / Issuances	211	153	18	—	293	8	984	391	2,058	173	2,231
Sales / Payments	(8)	(6)	(19)	(1)	(75)	(17)	(261)	(220)	(607)	(444)	(1,051)
Settlements	(6)	(6)	—	—	(7)	—	—	—	(19)	(1)	(20)
Transfers into Level 3(4)	8	—	—	—	382	—	—	—	390	—	390
Transfers (out) of Level 3(4)	(200)	(8)	—	—	(710)	—	—	—	(918)	—	(918)
Foreign currency translation(5)	(6)	(1)	—	(1)	—	—	(35)	(30)	(73)	(3)	(76)
Ending balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$5	$—	$9	$—	$112	$(8)	$(170)	$(522)	$(574)	$(18)	$(592)
(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $(383) (2023 — $(486)), net of amortization of leasing commissions and tenant inducements of $72 (2023 — $34). As at December 31, 2024, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2024	2023
Cash	$2,294	$2,001
Cash equivalents	7,835	9,169
Short-term securities	3,744	2,003
Cash, cash equivalents and short-term securities	13,873	13,173
Less: Bank overdraft, recorded in Other liabilities	175	—
Net cash, cash equivalents and short-term securities	$13,698	$13,173
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$34,472	$3,614	$38,086	$30,180	$4,339	$34,519
United States	20,986	6,486	27,472	20,111	6,266	26,377
United Kingdom	1,320	561	1,881	1,224	517	1,741
Other	11,328	3,188	14,516	9,665	3,191	12,856
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2024		2023
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$6,803	$734	$7,537	$5,161	$849	$6,010
Canadian provincial and municipal government	15,302	353	15,655	13,694	557	14,251
U.S. government and agency	626	509	1,135	712	658	1,370
Other foreign government	3,796	413	4,209	3,329	473	3,802
Total government issued or guaranteed debt securities	26,527	2,009	28,536	22,896	2,537	25,433
Corporate debt securities by industry sector:
Financials	8,659	2,893	11,552	8,171	2,889	11,060
Utilities	6,859	763	7,622	6,244	815	7,059
Industrials	4,424	951	5,375	4,510	979	5,489
Energy	3,258	446	3,704	2,793	479	3,272
Communication services	2,647	373	3,020	2,727	422	3,149
Real estate	1,882	423	2,305	1,987	538	2,525
Health care	1,644	363	2,007	1,625	413	2,038
Consumer staples	1,301	256	1,557	1,490	315	1,805
Consumer discretionary	1,011	747	1,758	950	776	1,726
Information technology	890	202	1,092	730	174	904
Materials	819	202	1,021	922	180	1,102
Total corporate debt securities	33,394	7,619	41,013	32,149	7,980	40,129
Asset-backed securities	8,185	4,221	12,406	6,135	3,796	9,931
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2024	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,398	$1,169	$—	$—	$2,567
Office	1,385	1,248	—	—	2,633
Multi-family residential	3,451	1,048	—	—	4,499
Industrial	2,369	1,314	—	—	3,683
Other	799	49	208	—	1,056
Total mortgages(1)	$9,402	$4,828	$208	$—	$14,438
Loans	$12,560	$18,856	$4,478	$7,287	$43,181
Total mortgages and loans	$21,962	$23,684	$4,686	$7,287	$57,619

(1)    $3,630 of mortgages in Canada are insured by the CMHC.

As at December 31, 2023	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,376	$1,182	$—	$—	$2,558
Office	1,500	1,254	—	—	2,754
Multi-family residential	3,838	1,001	—	—	4,839
Industrial	1,839	1,115	—	—	2,954
Other	824	57	159	—	1,040
Total mortgages(1)	$9,377	$4,609	$159	$—	$14,145
Loans	$12,924	$17,086	$4,089	$6,356	$40,455
Total mortgages and loans	$22,301	$21,695	$4,248	$6,356	$54,600

(1)    $4,023 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$1,932	$2,385	$4,317	$1,697	$3,079	$4,776
Due in years 2-5	9,733	6,496	16,229	8,763	6,272	15,035
Due in years 6-10	10,662	1,922	12,584	9,513	2,199	11,712
Due after 10 years	45,779	3,046	48,825	41,207	2,763	43,970
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$1,344	$66	$283	$1,693	$852	$58	$171	$1,081
Due in years 2-5	5,745	340	929	7,014	5,605	222	1,129	6,956
Due in years 6-10	3,814	8	343	4,165	3,510	8	495	4,013
Due after 10 years	1,563	3	—	1,566	2,093	3	—	2,096
Total mortgages	$12,466	$417	$1,555	$14,438	$12,060	$291	$1,795	$14,146

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,262	$324	$100	$2,686	$2,285	$257	$126	$2,668
Due in years 2-5	7,863	1,240	199	9,302	6,768	966	163	7,897
Due in years 6-10	10,354	494	21	10,869	9,177	401	27	9,605
Due after 10 years	20,288	50	—	20,338	20,262	33	—	20,295
Total loans	$40,767	$2,108	$320	$43,195	$38,492	$1,657	$316	$40,465

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

	Terms to maturity
As at	Notional Amount
	Under 1 Year	1 to 5 Years	Over 5 Years	Total
December 31, 2024
Derivative designated as hedging instrument:
Foreign exchange contracts / Currency risk(1)	$888	$—	$14	$902
Equity price risk(2)	60	128	—	188
Total designated as hedging instrument	948	128	14	1,090
Derivative investments(3)	28,359	13,251	32,254	73,864
Total derivatives	$29,307	$13,379	$32,268	$74,954
December 31, 2023
Derivative designated as hedging instrument:
Foreign exchange contracts / Currency risk(1)	$828	$40	$—	$868
Equity price risk(2)	54	114	—	168
Total designated as hedging instrument	882	154	—	1,036
Derivative investments(3)	27,534	11,125	30,726	69,385
Total derivatives	$28,416	$11,279	$30,726	$70,421

(1)    The average fixed rate is 4% (December 31, 2023 — 4%). The average CAD-USD exchange rate is $1.42 (December 31, 2023 — $1.56).
(2)    The average price is $69 (December 31, 2023 — $66).
(3)    Derivatives investments are derivatives that have not been designated as hedges for accounting purposes.
The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2024				2023
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$227	$271	$1,473	$1,971	$337	$266	$1,580	$2,183
Derivative liabilities	$(536)	$(278)	$(1,263)	$(2,077)	$(115)	$(137)	$(1,059)	$(1,311)

Disclosure of debt securities, mortgages, and loans by credit quality
The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2024			2023
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$494	$(203)	$291	$472	$(136)	$336
A	1,438	(840)	598	1,686	(603)	1,083
BBB	8	—	8	—	—	—
Total over-the-counter derivatives(1)	$1,940	$(1,043)	$897	$2,158	$(739)	$1,419

(1)    Exchange-traded derivatives with a positive fair value of $31 in 2024 (2023 — $25) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements.
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2024		2023
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
A	$552	$7	$491	$5
BBB	499	13	540	15
Total single name credit default swap contracts	1,051	20	1,031	20
Credit default swap index contracts	432	(10)	—	—
Total credit default swap contracts sold	$1,483	$10	$1,031	$20
The table below presents the distribution of reinsurance contract held assets by credit rating:

As at December 31,	2024				2023
	Gross exposure	Collateral	Net exposure		Gross exposure	Collateral	Net exposure
				%				%
AA or A	$3,670	$4	$3,666	95	$3,550	$7	$3,543	97
Below 'A'	2,531	2,416	115	3	2,217	2,135	82	2
Not rated	117	51	66	2	27	5	22	1
Total reinsurance contract held assets	$6,318	$2,471	$3,847	100	$5,794	$2,147	$3,647	100

Schedule of macroeconomic variables
The table below includes the key macroeconomic variables, primarily but not limited to what is provided below, and the ranges of scenarios incorporated in the model within the U.S. and Canada:

	For the three months ended December 31, 2024		Average value over the next 12 months			Average value over the remaining forecast period
			Base case	Upside case	Downside case	Base case	Upside case	Downside case
U.S.
Gross Domestic Product	$29,633	(1)	4.2%	5.8%	(0.4)%	4.3%	4.6%	3.8%
Unemployment Rate	4.2%		4.1%	3.3%	7.3%	4.0%	3.3%	7.2%
BBB Bonds Spreads	1.2%		1.9%	1.6%	2.6%	2.0%	2.0%	2.1%
Canada
Gross Domestic Product	$2,396	(1)	1.9%	3.3%	(1.9)%	2.0%	2.6%	1.9%
Unemployment Rate	6.7%		6.8%	6.5%	8.1%	6.5%	6.0%	9.3%
Oil Price	$76.10		$74.60	$79.20	$58.90	$72.10	$74.60	$62.60
	For the three months ended December 31, 2023		Average value over the next 12 months			Average value over the remaining forecast period
			Base case	Upside case	Downside case	Base case	Upside case	Downside case
U.S.
Gross Domestic Product	$22,538	(1)	1.3%	3.5%	(2.4)%	2.2%	2.4%	2.5%
Unemployment Rate	3.8%		4.0%	3.1%	6.7%	4.0%	3.3%	6.7%
BBB Bonds Spreads	1.9%		2.2%	1.9%	3.1%	2.1%	2.1%	2.1%
Canada
Gross Domestic Product	$2,201	(1)	1.6%	3.6%	(2.1)%	1.9%	2.3%	1.6%
Unemployment Rate	5.8%		6.0%	5.2%	8.2%	5.9%	4.8%	8.6%
Oil Price	$85.60		$82.10	$84.70	$65.60	$71.40	$71.80	$61.00

(1)    Presented in billions.

Disclosure of changes in allowance for losses
The following table shows reconciliations from the opening balance to the closing balance of the allowance for ECL by class of financial instrument:

For the years ended			December 31, 2024		December 31, 2023
	Performing		Impaired	Total	Performing		Impaired	Total
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
Debt securities:
Balance, beginning of year	$30	$2	$—	$32	$30	$2	$—	$32
Provision for credit losses:
New originations or purchases	9	—	—	9	9	—	—	9
Derecognition or maturities	(10)	(1)	—	(11)	(6)	—	—	(6)
Net remeasurement(1)	(4)	—	—	(4)	(3)	—	—	(3)
Balance, end of year	$25	$1	$—	$26	$30	$2	$—	$32
Mortgages and loans:
Balance, beginning of year	$8	$—	$49	$57	$4	$—	$39	$43
Provision for credit losses:
New originations or purchases	4	1	—	5	5	—	—	5
Derecognition or maturities	(1)	—	—	(1)	—	—	—	—
Net remeasurement(1)	(5)	—	11	6	(1)	—	10	9
Write-offs, net of recoveries, and other adjustments	—	—	(5)	(5)	—	—	—	—
Balance, end of year	$6	$1	$55	$62	$8	$—	$49	$57

(1)    Includes changes in the measurement resulting from the significant changes in credit risk and from changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes in forward looking macroeconomic conditions.

Disclosure of credit risk exposure by internal rating
The following table presents the gross carrying amount of mortgages and loans at amortized cost and the fair value of mortgages and loans and debt securities at FVOCI. Risk ratings are based on internal ratings used in the measurement of ECL, as at the reporting date.

As at December 31,	2024				2023
	Performing		Impaired	Total	Performing		Impaired	Total
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
Mortgages and loans at amortized cost:
Investment grade	$1,791	$41	$—	$1,832	$2,046	$25	$—	$2,071
Non-investment grade	—	8	—	8	—	25	—	25
Impaired	—	—	35	35	—	—	15	15
Total mortgages and loans at amortized cost	1,791	49	35	1,875	2,046	50	15	2,111
Less: Total allowance for ECL	1	—	13	14	1	—	10	11
Total mortgages and loans at amortized cost, net of total allowance for ECL	$1,790	$49	$22	$1,861	$2,045	$50	$5	$2,100
Mortgages and loans at FVOCI:
Investment grade	$2,433	$14	$—	$2,447	$1,806	$12	$—	$1,818
Non-investment grade	57	13	—	70	83	45	—	128
Impaired	—	—	8	8	—	—	2	2
Total mortgages and loans at FVOCI	$2,490	$27	$8	$2,525	$1,889	$57	$2	$1,948
Debt securities at FVOCI:
Investment grade	$13,649	$18	$—	$13,667	$13,834	$54	$—	$13,888
Non-investment grade	180	2	—	182	389	36	—	425
Total debt securities at FVOCI	$13,829	$20	$—	$13,849	$14,223	$90	$—	$14,313

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2024			2023
	FVTPL	FVOCI	Total equities	FVTPL	FVOCI	Total equities
Canada	$3,821	$—	$3,821	$3,081	$—	$3,081
United States	2,600	74	2,674	2,185	68	2,253
United Kingdom	71	—	71	105	—	105
Other	3,408	—	3,408	1,699	—	1,699
Total equities	$9,900	$74	$9,974	$7,070	$68	$7,138

Disclosure of risk sensitivity
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in equity market prices as at December 31, 2024 and December 31, 2023.

As at December 31,	2024				2023
Change in Equity Markets(1)(2)(3)	25% decrease	10% decrease	10% increase	25% increase	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income (after-tax)	$(550)	$(225)	$225	$575	$(400)	$(175)	$175	$425

(1)Represents the respective change across all equity markets as at December 31, 2024 and December 31, 2023. Assumes that actual equity exposures consistently and precisely track the broader equity markets. Since in actual practice equity-related exposures differ from broad market indices (due to the impact of active management, basis risk, investments in private equity and other factors), realized sensitivities may differ significantly from those illustrated above. Sensitivities include the impact of re-balancing equity hedges for hedging programs at 2% intervals (for 10% changes in equity markets) and at 5% intervals (for 25% changes in equity markets).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2024 and December 31, 2023, and include new business added and product changes implemented prior to such dates.
(3)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in interest rates as at December 31, 2024 and December 31, 2023.

As at December 31,	2024		2023
Change in Interest Rates(1)(2)(3)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$(50)	$25	$(25)	$50
Potential impact on OCI(4)	$200	$(200)	$200	$(200)

(1)Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at December 31, 2024 and December 31, 2023 with no change to the ultimate risk-free rate. Variations in realized yields based on factors such as different terms to maturity and geographies may result in realized sensitivities being significantly different from those illustrated above. Sensitivities include the impact of re-balancing interest rate hedges for hedging programs at 10 basis point intervals (for 50 basis point changes in interest rates).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2024 and December 31, 2023, and include new business added and product changes implemented prior to such dates.
(3)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
(4)The market risk OCI sensitivities exclude the impact of changes in the defined benefit obligations and plan assets.
The following tables set out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in credit spreads and our net income and OCI to certain changes in swap spreads as at December 31, 2024 and December 31, 2023.

As at December 31,	2024		2023
Change in Credit Spreads(1)(2)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$75	$(50)	$50	$(50)
Potential impact on OCI(3)	$200	$(200)	$200	$(175)

(1)The credit spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure with no change to the ultimate liquidity premium. The sensitivities reflect a floor of zero on credit spreads where the spreads are not currently negative. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
(3)The market risk OCI sensitivities exclude the impact of changes in the defined benefit obligations and plan assets.

As at December 31,	2024		2023
Change in Swap Spreads(1)(2)	20 basis point decrease	20 basis point increase	20 basis point decrease	20 basis point increase
Potential impact on net income (after-tax)	$(25)	$25	$(25)	$25

(1)The swap spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in the value of our real estate investments as at December 31, 2024 and December 31, 2023.

As at December 31,	2024		2023
Change in Real Estate Values(1)	10% decrease	10% increase	10% decrease	10% increase
Potential impact on net income (after-tax)	$(450)	$450	$(475)	$475

(1)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.

Disclosure of maturity analysis for insurance contracts

As at	Within 1 Year		1 Year to 2 Years	2 Years to 3 Years	3 Years to 4 Years	4 Years to 5 Years	Over 5 Years	Total
December 31, 2024
Insurance contracts:
Insurance contract assets	$(633)		$(332)	$(272)	$(263)	$(241)	$(3,935)	$(5,676)
Insurance contract liabilities	11,269	(1)	3,254	3,363	4,059	5,211	729,030	756,186
Net insurance contract liabilities	$10,636		$2,922	$3,091	$3,796	$4,970	$725,095	$750,510
Reinsurance contract held:
Reinsurance contract held assets	$(847)	(1)	$(652)	$(685)	$(707)	$(728)	$(9,405)	$(13,024)
Reinsurance contract held liabilities	110		99	101	104	107	4,769	5,290
Net reinsurance contract held assets	$(737)		$(553)	$(584)	$(603)	$(621)	$(4,636)	$(7,734)
December 31, 2023
Insurance contracts:
Insurance contract assets	$(463)		$(323)	$(276)	$(248)	$(225)	$(3,305)	$(4,840)
Insurance contract liabilities	11,428	(1)	3,670	3,887	4,128	4,451	556,052	583,616
Net insurance contract liabilities	$10,965		$3,347	$3,611	$3,880	$4,226	$552,747	$578,776
Reinsurance contract held:
Reinsurance contract held assets	$(520)	(1)	$(54)	$(69)	$(105)	$(130)	$(11,330)	$(12,208)
Reinsurance contract held liabilities	140		83	88	91	95	5,036	5,533
Net reinsurance contract held assets	$(380)		$29	$19	$(14)	$(35)	$(6,294)	$(6,675)

(1)    Includes amounts payable on demand of $5,177 (2023 — $4,800) and $(29) (2023 — $(33)) for Insurance contract liabilities and Reinsurance contract held assets, respectively.

Disclosure of maturity analysis of other financial liabilities
The following table summarizes the contractual maturities of our significant financial liabilities and contractual commitments other than insurance contracts as at December 31, 2024 and December 31, 2023:

As at December 31,		2024				2023
Within 1 Year		1 Year to 3 Years	3 Years to 5 Years	Over 5 Years	Total	Within 1 Year	1 Year to 3 Years	3 Years to 5 Years	Over 5 Years	Total
Investment contract liabilities(1)	$6,157	$2,351	$1,413	$1,692	$11,613	$5,728	$2,518	$1,442	$1,727	$11,415
Senior debentures and unsecured financing(2)	2,133	28	28	519	2,708	2,347	28	28	533	2,936
Subordinated debt(2)	225	451	585	7,248	8,509	204	410	554	7,192	8,360
Bond repurchase agreements	2,840	—	—	—	2,840	2,705	—	—	—	2,705
Accounts payable and accrued expenses	10,085	—	—	—	10,085	8,665	—	—	—	8,665
Lease commitments (3)	166	262	207	421	1,056	188	319	228	534	1,269
Secured borrowings from mortgage securitization	461	758	382	380	1,981	306	885	560	535	2,286
Borrowed funds(2)	23	107	244	31	405	86	103	14	162	365
Credit facilities	2,126	—	—	—	2,126	2,330	—	—	—	2,330
Total liabilities	$24,216	$3,957	$2,859	$10,291	$41,323	$22,559	$4,263	$2,826	$10,683	$40,331
Contractual commitments:(4)
Contractual loans, equities and mortgages	$1,242	$985	$576	$2,054	$4,857	$39	$1,199	$915	$2,756	$4,909
Total contractual commitments	$1,242	$985	$576	$2,054	$4,857	$39	$1,199	$915	$2,756	$4,909

(1)    These amounts represent the undiscounted estimated cash flows of investment contract liabilities on our Consolidated Statements of Financial Position.
(2)    Payments due based on maturity dates and include expected interest payments. Actual redemption of certain securities may occur sooner as some include an option for the issuer to call the security at par at an earlier date.
(3)    Liabilities associated with the lease commitments are included on the Consolidated Statements of Financial Position.
(4)    Contractual commitments are not reported on our Consolidated Statements of Financial Position. Additional information on these commitments is included in Note 22.